Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	September 30, 2022	December 31, 2021
Machinery and equipment	$204,143	$176,678
Leasehold improvements	12,283	12,283
	216,426	188,961

Less: Accumulated depreciation	(91,686)	(65,982)
Total	$124,740	$122,979

Depreciation expense was $8,635 and $25,704 for the three and nine months ended September 30, 2022, respectively. Depreciation expense was $7,538 and $19,376 for the three and nine months ended September 30, 2021, respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31, 2021	December 31, 2020
Computer equipment	$-	$4,164
Machinery and equipment	176,678	121,433
Leasehold improvements	12,283	5,000
	188,961	130,597

Less: Accumulated depreciation	(65,982)	(38,855)
Total	$122,979	$91,742

Depreciation expense was $27,410 and $17,353 for the year ended December 31, 2021 and 2020, respectively.